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                                [Kent Funds Logo]
                          3435 Stelzer Road, Suite 1000
                            Columbus, Ohio 43219-3035





June 30, 2000

Via Edgar Transmission
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:  The Kent Funds
     Post-Effective Amendment No. 34
     File Nos. 33-8398; 811-4824

Ladies and Gentlemen:

     On behalf of The Kent Funds (the "Trust"), I hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

     (i) the form of prospectuses and statement of additional information of the Trust that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 34 to the Trust's registration statement on Form N-1A; and

     (ii) the text of Post-Effective Amendment No. 34 has been filed electronically.

     Questions and comments regarding the foregoing may be addressed to the undersigned at 616-653-6808.

Sincerely,

/s/ Amy D. Eisenbeis
Amy D. Eisenbeis
Secretary